Earnings (Loss) Per Share Attributable to Owners of the Controlling Company	12 Months Ended
Dec. 31, 2019
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Earnings (Loss) Per Share Attributable to Owners of the Controlling Company
25.	Earnings (Loss) Per Share Attributable to Owners of the Controlling Company

(a)	Basic earnings (loss) per share for the years ended December 31, 2017, 2018 and 2019 are as follows:

(In won and No. of shares)
	2017		2018	2019
Profit (loss) attributable to owners of the Controlling Company	~~W~~	1,802,756,119,275	(207,239,484,774)	(2,829,705,069,665)
Weighted-average number of common stocks outstanding		357,815,700	357,815,700	357,815,700

Earnings (loss) per share	~~W~~	5,038	(579)	(7,908)

For the years ended December 31, 2017, 2018 and 2019, there were no events or transactions that resulted in changes in the number of common stocks used for calculating earnings (loss) per share.

(b)
The Controlling Company issued the convertible bonds on August 22, 2019. Diluted loss per share is not different from basic loss per share due to loss for the year ended December 31, 2019. As of December 31, 2019, 40,988,998 shares of potential common stock were excluded from the calculation of weighted-average number of common stocks due to antidilution.